Identification and Activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of information about employees [text block]
As of December 31, 2020, and 2019, the workforce was as follows:

	As of December 31, 2020			As of December 31, 2019
Employees	SQM S.A.	other subsidiaries	Total	SQM S.A.	other subsidiaries	Total
Executives	30	85	115	30	91	121
Professionals	94	1,156	1,250	110	1,170	1,280
Technicians and operators	267	3,310	3,577	282	3,481	3,763
Foreign employees	17	548	565	17	560	577
Overall total	408	5,099	5,507	439	5,302	5,741

Schedule of Shareholders stock and Ownership Percentage [Text Block]
The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchanges:

Shareholders as of December 31, 2020	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
The Bank of New York Mellon, ADRs	-	-	50,792,452	42.19%	19.30%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,894,152	31.43%	922,971	0.77%	17.41%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Euroamerica C de B S. A.	1,418	-	8,788,517	7.30%	3.34%
Banco Santander via foreign investor accounts	-	-	7,294,827	6.06%	2.77%
Banco de Chile via State Street	-	-	6,971,782	5.79%	2.65%
Banco de Chile non-resident third party accounts	-	-	6,129,339	5.09%	2.33%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Banchile Corredora de Bolsa S. A.	459,202	0.32%	2,426,758	2.02%	1.10%
Banco de Chile on behalf of Citibank NA New York customers	177,463	0.12%	1,732,249	1.44%	0.73%

Shareholders as of December 31, 2019	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,894,152	31.43%	3,793,154	3.15%	18.50%
The Bank of New York Mellon, ADRs	-	-	38,311,788	31.83%	14.56%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Banco Itaú via foreign investor accounts	-	-	7,373,216	6.13%	2.80%
Banco de Chile non-resident third party accounts	109	-	6,842,746	5.68%	2.60%
Banco Santander via foreign investor accounts	-	-	6,618,416	5.50%	2.51%
Euroamerica C de B S. A.	3,056	-	4,863,467	4.04%	1.85%
Banchile C de B S. A.	491,729	0.34%	4,285,696	3.56%	1.82%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Bolsa de comercio de Santiago Bolsa de valores	30,590	0.02%	3,077,930	2.56%	1.18%